Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Senior Convertible Notes

The balance of our Senior Convertible Notes (“Senior Notes”) at December 31, 2018 and 2017 was as follows:

	2018	2017
Senior Notes	$230,000	$2,580,000
Less: Debt issuance costs	-	(131,430)
Balance	230,000	2,448,570
Current portion	(230,000)	(2,448,570)
Long term portion	$-	$-